Prepaid Expenses and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Receivables - Prepaid and Other Receivable [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Receivables [Line Items]
Tax authorities	$ 114	$ 124
Insurances	368	527
Prepaid expenses	144	80
Advanced payables	107	345
Other	11	164
Total	$ 744	$ 1,240